Investment in associates	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
Investment in associates	Investment in associates

	Versamet	Calibre	Other	Total
	$	$		$

Balance at December 31, 2023	—	130,953	3,139	134,092
Interest acquired (Note 9 )	88,933	—	1,589	90,522
Share of net (loss) income	(1,866)	4,874	(378)	2,630
Interest disposed	—	(83,480)	—	(83,480)
Transfer to long-term investments	—	(43,363)	—	(43,363)
Loss on dilution	—	(8,984)	—	(8,984)
Balance at December 31, 2024	87,067	—	4,350	91,417
Share of net income (loss)	2,566	—	(3,321)	(755)
Interest acquired	—	—	7,521	7,521
Balance at December 31, 2025	89,633	—	8,550	98,183

Versamet

The equity accounting for Versamet is based on its published results to September 30, 2025. The following is a summary of the Condensed Interim Statement of Financial Position of Versamet at September 30, 2025 on a 100% basis: Current assets - $16 million, non-current assets - $385 million, total assets - $400 million, current liabilities - $24 million, non-current liabilities - $158 million and net assets - $218 million. The following is a summary of the Condensed Interim Statement of Operations of Versamet for the nine months ending September 30, 2025 on a 100% basis: Revenues - $16 million, production costs - $10 million, depreciation and depletion - $3 million, other operating expenses - $3 million, stock-based compensation - $1 million, interest and financing expense - $9 million, deferred income tax expense - $3 million and net income - $5 million. The Company's equity share of Versamet's estimated net income for the year ended December 31, 2025 was $3 million (2024 - loss of $2 million). As at December 31, 2025, the fair value of the Company's ownership in Versamet, based on quoted market prices, was $284 million .

Calibre

On June 20, 2024, the Company sold 79 million of its 111 million shares in its associate Calibre Mining Corp ("Calibre") for proceeds of $100 million (see Note 10). The transaction resulted in $17 million gain on sale of shares in associate recorded in the Consolidated Statement of Operations for the year ended December 31, 2024. As a result of the decreased shareholding and no longer having the right to nominate a member to the Board of Directors of Calibre, the Company determined it no longer had significant influence over Calibre. The remaining investment of 32 million shares, valued at $43 million, was reclassified to Long-term investments in the Consolidated Balance Sheet. The Company sold the remaining 32 million shares in Calibre for proceeds of $58 million during the year ended December 31, 2024.

Other
On December 22, 2025, the Company entered into a debt settlement agreement with BeMetals Corp. ("BeMetals") and converted its loans to associate into 53,450,175 shares in BeMetals.